Loans (Details) - Schedule of Loan - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Short-term loan:
Everbright Bank	$ 2,758,126
Others	689,532
Long-term loan:
Post Savings Bank of China	4,137,189
Current portion	468,881
Non-current portion	$ 3,668,308